Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2016
Accumulated other comprehensive income
20 Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
6M16 (CHF million)
Balance at beginning of period	6	(12,751)	50	(612)	3	–	(13,304)
Increase/(decrease)	73	(546)	5	0	0	1,042	574
Reclassification adjustments, included in net income/(loss)	(5)	56	0	20	0	–	71
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	465	465
Total increase/(decrease)	68	(490)	5	20	0	1,507	1,110
Balance at end of period	74	(13,241)	55	(592)	3	1,507	(12,194)
6M15 (CHF million)
Balance at beginning of period	(18)	(11,623)	56	(656)	17	–	(12,224)
Increase/(decrease)	43	(2,455)	(4)	0	0	–	(2,416)
Reclassification adjustments, included in net income/(loss)	9	6	(1)	34	(7)	–	41
Total increase/(decrease)	52	(2,449)	(5)	34	(7)	–	(2,375)
Balance at end of period	34	(14,072)	51	(622)	10	–	(14,599)
Details on significant reclassification adjustments
in	6M16	6M15
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	56	6
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	28	45
Tax expense/(benefit)	(8)	(11)
Net of tax	20	34
1
Includes net releases of CHF 55 million on the sale of Credit Suisse (Gibraltar) Limited in 6M16. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 24 – Pension and other post-retirement benefits" for further information.